UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Amber Capital LP
Address: 900 Third Avenue
         Suite 200
         New York, NY  10022

13F File Number:  028-11675

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel Jed Rubin
Title:     General Counsel
Phone:     212-340-7330

Signature, Place, and Date of Signing:

 /s/    Samuel Jed Rubin     New York, NY/USA     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $686,524 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207    13895   236716 SH       SOLE                   236716        0        0
BANCO SANTANDER BRASIL S A     ADS REP 1 UNIT   05967A107     1067    87000 SH       SOLE                    87000        0        0
BANCOLOMBIA S A                SPON ADR PREF    05968L102      744    11871 SH       SOLE                    11871        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    18389   363201 SH       SOLE                   363201        0        0
CIT GROUP INC                  COM NEW          125581801     7501   176298 SH       SOLE                   176298        0        0
CITIGROUP INC                  COM              172967101    16876  3817963 SH       SOLE                  3817963        0        0
COLGATE PALMOLIVE CO           COM              194162103    25333   313679 SH       SOLE                   313679        0        0
COLGATE PALMOLIVE CO           COM              194162103    72684   900000 SH  CALL SOLE                   900000        0        0
GENERAL MLS INC                COM              370334104    20918   572300 SH       SOLE                   572300        0        0
GRAN TIERRA ENERGY INC         COM              38500T101    81941 10150470 SH       SOLE                 10150470        0        0
GRUPO FINANCIERO GALICIA S A   SP ADR 10 SH B   399909100      165    13300 SH       SOLE                    13300        0        0
ISHARES INC                    MSCI BRAZIL      464286400    73867   953000 SH  PUT  SOLE                   953000        0        0
ISHARES TR                     BARCLYS 20+ YR   464287432    35932   390000 SH  PUT  SOLE                   390000        0        0
ISHARES TR                     RUSSELL 2000     464287655    85012  1010000 SH  PUT  SOLE                  1010000        0        0
NORTEL INVERSORA S A           SPON ADR PFD B   656567401     9817   339520 SH       SOLE                   339520        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101     3206    64000 SH       SOLE                    64000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   179021  1280000 SH  PUT  SOLE                  1280000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    36462   275000 SH  PUT  SOLE                   275000        0        0
SYNOVUS FINL CORP              COM              87161C105     2301   959000 SH       SOLE                   959000        0        0
TRANSPORTADORA DE GAS SUR      SPON ADR B       893870204     1393   302262 SH       SOLE                   302262        0        0